Common shares - Summary of restricted stock awards (Details) - Restricted stock	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares
Reconciliation of Share-based Payment Awards in Period [Roll Forward]
Number of shares outstanding and non-vested, beginning balance (in shares) | shares	3,793,883
Number of shares granted (in shares) | shares	1,099,748
Number of shares vested (in shares) | shares	(239,972)
Number of shares outstanding and non-vested, ending balance (in shares) | shares	4,653,659	4,226,605
Weighted average grand date fair value, outstanding, beginning balance (in dollars per share) | $ / shares	$ 53.98
Weighted average grant date fair value, granted (in dollars per share) | $ / shares	35.47
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	26.20
Weighted average grand date fair value, outstanding, ending balance (in dollars per share) | $ / shares	$ 51.04